Commitments and Contingencies (Minimum Future Rental Payments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies [Abstract]
2016	$ 1,374
2017	619
2018	120
Thereafter	90
Total	2,203
Aggregate office rent expenses	$ 966	$ 845	$ 1,002